Financial Assets At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial instruments at fair value through profit or loss [line items]
Disclosure of financial assets at fair value through profit or loss

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated )	(Restated )
Unlisted securities
Trust plans	2,692,808	7,256,942	4,246,616
Bank wealth management products	3,345,111	963,830	1,628,417
Mutual funds	7,177,446	5,176,458	3,903,003
Asset management plans	198,957	—	—
Structured deposits	2,406,785	804,897	1,900,622
Private funds and other equity investments (a)	1,613,435	659,406	598,366
Debt securities (a) (b)	10,857,652	5,145,588	4,927,679
Other debt investments (a)	3,561,611	4,716,451	3,146,823

	31,853,805	24,723,572	20,351,526

Listed s ecurities
Debt securities (b)	60,323	39,633	4,288

	31,914,128	24,763,205	20,355,814

(a)
As of December 31, 2022, 2023 and 2024, the principal amount of financial assets at fair value through profit or loss amounting to RMB5,448 million, RMB8,044 million and RMB7,381 million were past due, with carrying amounts of RMB
2,819 million, RMB5,023 million and RMB3,176
million, respectively.

(b)
As of December 31, 2022, 2023 and 2024, the carrying amount of debt securities pledged as collateral for financial assets sold under agreements to repurchase resulted from repurchase transactions entered into by the Group in the inter-bank market amounted to RMB
3,695 million, RMB1,107 million, and RMB225 million, respectively. The collaterals are restricted from trading during the period of the repurchase transactions.